united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

INVESTMENT COMPANY ACT FILE NUMBER 811-22417

DESTRA INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

443 NORTH WILLSON AVE.

BOZEMAN, MT 59715

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Robert A. Watson

C/O DFC PREFERRED ADVISORS LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 855-3434

DATE OF FISCALYEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2026

Item 1. Reports to Stockholders.

(a)	See attached

Destra Flaherty & Crumrine Preferred and Income Fund

Class A (DPIAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$221,705,622
  Number of Portfolio Holdings219
  Advisory Fee $846,808
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	1.7%
Contingent Capital Securities	24.0%
Preferred Securities	73.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
75.2%
Utilities
12.0%
Energy
4.0%
Communications
1.8%
Money Market Funds
1.7%
Consumer Staples
1.7%
Consumer Discretionary
0.6%
Health Care
0.4%
Materials
0.4%
Other Assets in Excess of Liabilities
2.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.2%
Materials	0.4%
Health Care	0.4%
Consumer Discretionary	0.6%
Consumer Staples	1.7%
Money Market Funds	1.7%
Communications	1.8%
Energy	4.0%
Utilities	12.0%
Financials	75.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/27	3.5%
Banco Santander S.A., 4.750%, 05/12/27	2.5%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
M&T Bank Corporation, 5.625%, 12/15/26	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Athene Holding Ltd., 6.350%, 06/30/29	1.6%
Pinnacle Financial Partners, Inc., 8.397%	1.5%
Delphi Financial Group, Inc., 7.107%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/28	1.4%
Land O' Lakes, Inc., 8.000%	1.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Destra Flaherty & Crumrine Preferred and Income Fund - Class A (DPIAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DPIAX

Destra Flaherty & Crumrine Preferred and Income Fund

Class C (DPICX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$221,705,622
  Number of Portfolio Holdings219
  Advisory Fee $846,808
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	1.7%
Contingent Capital Securities	24.0%
Preferred Securities	73.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.2%
Materials	0.4%
Health Care	0.4%
Consumer Discretionary	0.6%
Consumer Staples	1.7%
Money Market Funds	1.7%
Communications	1.8%
Energy	4.0%
Utilities	12.0%
Financials	75.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/27	3.5%
Banco Santander S.A., 4.750%, 05/12/27	2.5%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
M&T Bank Corporation, 5.625%, 12/15/26	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Athene Holding Ltd., 6.350%, 06/30/29	1.6%
Pinnacle Financial Partners, Inc., 8.397%	1.5%
Delphi Financial Group, Inc., 7.107%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/28	1.4%
Land O' Lakes, Inc., 8.000%	1.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Destra Flaherty & Crumrine Preferred and Income Fund - Class C (DPICX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DPICX

Destra Flaherty & Crumrine Preferred and Income Fund

Class I (DPIIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$221,705,622
  Number of Portfolio Holdings219
  Advisory Fee $846,808
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	1.7%
Contingent Capital Securities	24.0%
Preferred Securities	73.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.2%
Materials	0.4%
Health Care	0.4%
Consumer Discretionary	0.6%
Consumer Staples	1.7%
Money Market Funds	1.7%
Communications	1.8%
Energy	4.0%
Utilities	12.0%
Financials	75.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/27	3.5%
Banco Santander S.A., 4.750%, 05/12/27	2.5%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
M&T Bank Corporation, 5.625%, 12/15/26	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Athene Holding Ltd., 6.350%, 06/30/29	1.6%
Pinnacle Financial Partners, Inc., 8.397%	1.5%
Delphi Financial Group, Inc., 7.107%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/28	1.4%
Land O' Lakes, Inc., 8.000%	1.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Destra Flaherty & Crumrine Preferred and Income Fund - Class I (DPIIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DPIIX

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Destra Flaherty & Crumrine Preferred and Income Fund

Semi-Annual Financial Statements

and

Additional Information

(Form N-CSR Items 7-11)

March 31, 2026

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 71.4%
	BANKS – 29.2%
2,470,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$2,444,250
605,000	Bank of America Corp., 6.250% to 07/26/30 then USD 5 Year Tsy + 2.351%, Series UU(2)	Baa2	608,693
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	1,016,061
	Citigroup, Inc.
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,552,687
18,400	6.250%, Series II(2)	Ba1	453,560
570,000	6.625% to 02/15/31 then USD 5 Year Tsy + 3.001% Series HH(2)	Ba1	569,628
1,405,000	6.750% to 02/15/30 then USD 5 Year Tsy + 2.572% Series EE(2)	Ba1	1,405,230
540,000	6.875% to 08/15/30 then USD 5 Year Tsy + 2.890% Series GG(2)	Ba1	544,046
630,000	6.950% to 02/15/30 then USD 5 Year Tsy + 2.726% Series FF(2)	Ba1	634,545
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2)	Ba1	900,848
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	898,536
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,272,788
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,241,562
	Citizens Financial Group, Inc.
76,480	6.500% to 10/06/30 then USD 5 Year Tsy + 2.629%,, Series I(2)	Baa3	1,901,293
25,700	7.375%, Series H(2)	Baa3	652,009
	CoBank ACB
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	498,498
420,000	7.125% to 01/01/30 then USD 5 Year Tsy + 2.818% Series M(1)(2)	BBB+(3)	433,931
	Compeer Financial ACA
250,000	4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	246,136
295,000	7.875% to 02/15/31 then USD 5 Year Tsy + 4.155%, Series C-1(1)(2)	BB+(3)	300,656
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	1,027,890
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	656,640
435,000	Farm Credit Bank of Texas, 7.000% to 09/15/30 then USD 5 Year Tsy + 3.010%, Series B-6(1)(2)	Baa1	447,568
93,770	Fifth Third Bancorp, 6.875%, USD 5 Year Tsy + 3.125%, Series M(2)	Baa3	2,443,646
	First Citizens BancShares, Inc.
29,600	6.625%, USD 5 Year Tsy + 2.830%, Series E(2)	Ba1	731,712
835,000	7.000% to 12/15/30 then USD 5 Year Tsy + 3.301%, Series D(2)	Ba1	836,481
	First Horizon Corp.
17,822	6.500%, Series E(2)	Ba2	423,094
21,500	6.750%, Series H(2)	Ba2	532,125
165,623	Flagstar Bank NA, 6.375% to 03/17/27 then 3-Month CME Term SOFR + 4.083%, Series A(2)	B3	3,486,364
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,579,033
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2)	Ba1	636,161
395,000	6.850% to 02/10/30 then USD 5 Year Tsy + 2.461%, Series Z(2)	Ba1	402,721
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2)	Ba1	1,175,664
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	349,225
265,000	6.250% to 10/15/30 then USD 5 Year Tsy + 2.653%, Series K(2)	Baa3	260,671
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	846,584

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	KeyCorp
550,000	5.000% to 9/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	$545,633
109,439	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	2,703,143
45,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	1,086,478
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	631,513
155,674	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	3,838,921
20,000	6.350%, Series K(2)	Baa3	501,600
14,000	Morgan Stanley, 6.625%, Series Q(2)	Baa3	353,360
127,922	Pinnacle Financial Partners, Inc., 8.397%, USD 5 Year Tsy + 4.127%, Series B(2)	BB-(3)	3,270,966
	PNC Financial Services Group, Inc.
776,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	761,312
1,435,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	1,435,460
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	611,621
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,817,883
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	2,126,750
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)	Baa3	2,216,100
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	854,220
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,123,028
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	707,830
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,097,175
34,400	UMB Financial Corporation, 7.750% to 07/15/30 then USD 5 Year Tsy + 3.743%, Series B(2)	Baa3	877,544
	Valley National Bancorp
2,022	7.540%, 3-Month CME Term SOFR + 3.840%, Series B(2)(7)	BB-(3)	49,438
30,345	7.812%, 3-Month CME Term SOFR + 4.112%, Series A(2)(7)	BB-(3)	754,073
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2)	BB-(3)	154,330
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	327,236
	Wells Fargo & Co.
710,000	6.125% to 06/15/31 then USD 5 Year Tsy + 2.340%, Series GG(2)	Baa2	711,986
267	7.500%, Series L(2)(5)	Baa2	308,385
61,532	WesBanco, Inc., 7.375% to 10/01/30 then USD 5 Year Tsy + 3.795%, Series B(2)	Ba2	1,541,377
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba2	295,668
23,800	Wintrust Financial Corp., 7.875% to 07/15/30 then USD 5 Year Tsy + 3.878%, Series F(2)	BB(6)	613,326
			64,726,892
	FINANCIAL SERVICES – 3.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
440,000	6.500% to 01/31/31 then USD 5 Year Tsy + 2.441%, 01/31/56(1)	Baa2	440,763
860,000	6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	881,441
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	474,880
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,209,325
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	743,300
1,150,000	Charles Schwab Corp., 4.000% to 06/01/26 then USD 5 Year Tsy + 3.168%, Series I(2)	Baa2	1,142,251

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (continued)
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	$711,156
600,000	6.500% to 09/30/28 then 3-Month USD LIBOR + 3.436%, Series B(2)	Ba1	592,950
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	305,885
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	112,260
			6,614,211
	INSURANCE – 18.1%
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD LIBOR + 4.195%, 05/15/58, Series A-6	Baa2	1,478,618
485,000	American National Group, Inc., 7.000% to 12/01/30 then USD 5 Year Tsy + 3.183%, 12/01/55	BB+(3)	460,316
25,000	Aspen Insurance Holdings, Ltd., 5.625%(2)	Baa2	516,250
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	408,744
147,374	6.350% to 06/30/29 then 3-Month USD LIBOR + 4.253%, Series A(2)	Baa3	3,482,448
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	649,779
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	269,550
	Corebridge Financial, Inc.
620,000	6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1)	Baa3	609,604
390,000	6.875% to 12/01/30 then USD 5 Year Tsy + 3.181%, Series A(2)	Ba1	397,567
540,000	CVS Health Corporation 7.000%, to 03/10/30 then USD 5 Year Tsy + 2.886%, 03/10/55, Series A	Ba1	556,770
132,129	Delphi Financial Group, Inc., 7.107%, 3-Month CME Term SOFR + 3.452%, 05/15/37(7)	BBB(3)	3,187,612
670,000	Enstar Finance LLC, 5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	661,262
	Enstar Group, Ltd.
45,400	7.000% to 09/01/28 then 3-Month CME Term SOFR + 4.277%, Series D(2)	BBB-(3)	996,984
825,000	7.500% to 04/01/35 then USD 5 Year Tsy + 3.186%, 04/01/45(1)	BBB-(3)	851,218
500,000	Equitable Holdings, Inc., 6.700% to 03/28/35 then USD 5 Year Tsy + 2.390%, 03/28/55	Baa2	506,207
196,000	Everest Reinsurance Holdings, Inc., 6.299%, 3-Month CME Term SOFR + 2.647%, 05/15/37(7)	Baa2	184,725
18,800	F&G Annuities & Life, Inc., 7.300%, 01/15/65	Ba1	377,880
465,000	Fortegra Group, Inc. 9.250% to 11/15/34 then USD 5 Year Tsy + 8.720% 11/15/64 (1)	NR(4)	457,672
	Global Atlantic Fin Co.
680,000	7.250% to 03/01/31 then USD 5 Year Tsy + 3.550%, 03/01/56(1)	Baa3	641,534
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	563,802
460,000	Humana, Inc., 6.625% to 09/15/31 then USD 5 Year Tsy + 2.891%, 09/15/56	Baa3	442,214
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	311,875
1,200,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	1,201,800
6,903,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,717,373
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	415,626
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	417,614
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,881,991
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,062,997
55,898	PartnerRe Ltd., 4.875%, Series J(2)	Baa2	946,912
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,820,712

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	Reinsurance Group of America, Inc.
310,000	6.375% to 09/15/36 then USD 5 Year Tsy + 2.344%, 09/15/56	Baa2	$299,497
235,000	6.650% to 09/15/35 then USD 5 Year Tsy + 2.392%, 09/15/55	Baa2	235,025
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,057,633
1,175,000	9.508% to 05/13/30 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,151,827
			40,221,638
	UTILITIES – 12.0%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	689,608
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,460,065
40,895	7.932%, 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(7)	BB+(3)	1,066,542
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1)	BB(3)	543,833
	American Electric Power., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,049,046
1,100,000	6.050% to 03/15/36 then USD 5 Year Tsy + 1.940%, 03/15/56, Series D	Baa3	1,090,306
	Dominion Energy, Inc.
625,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	615,607
865,000	6.625%, to 05/15/35 then USD 5 Year Tsy + 2.207%, 05/15/55 Series C	Baa3	878,489
21,400	DTE Energy Company, 6.250%, 10/01/85, Series H	Baa3	509,106
1,775,000	Edison International, 5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,769,121
1,892,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD LIBOR + 5.440%, 06/15/76, Series 2016-A	Ba2	1,895,907
345,000	Emera US Finance, LLC, 6.850% to 10/01/36 then USD 5 Year Tsy + 2.648%, 10/01/56, Series B	Ba1	345,643
	Entergy Corp.
460,000	6.100% to 06/15/36 then USD 5 Year Tsy + 2.013%, 06/15/56, Series 2025B	Baa3	454,112
960,000	7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	981,708
	EUSHI Finance, Inc.
800,000	6.250% to 04/01/31 then USD 5 Year Tsy + 2.509%, 04/01/56	Ba1	785,571
1,025,000	7.625% to 12/15/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,060,402
670,000	Evergy, Inc. 6.650% to 06/01/30 then USD 5 Year Tsy + 2.558%, 06/01/55	Baa3	673,907
267,000	Eversource Energy, 6.350% to 08/15/36 then USD 5 Year Tsy + 2.325%, 08/15/56, Series B	Baa3	263,448
605,000	Northwest Natural Holding Company, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.701%, 09/15/55	BBB(3)	613,558
610,000	PacifiCorp, 7.125% to 08/15/31 then USD 5 Year Tsy + 3.292%, 08/15/56	Baa3	576,356
725,000	Puget Energy, Inc., 7.250% to 09/15/36 then USD 5 Year Tsy + 2.848%, 09/15/56, Series B(1)	Ba1	722,328
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	674,873
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	477,360
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	485,440
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,411,707
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54	Baa3	617,532
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	1,587,551
475,000	Spire, Inc., 6.450% to 06/01/36 then USD 5 Year Tsy + 2.327%, 06/01/56, Series B	Baa3	473,866
500,000	TXNM Energy, Inc., 7.000% to 07/31/31 then USD 5 Year Tsy + 3.254%, 07/31/56(1)	Ba1	499,208

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	$176,022
87,600	Xcel Energy, Inc., 6.250%, 10/15/85	Baa2	2,161,968
			26,610,190
	ENERGY – 4.0%
	Enbridge, Inc.
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Ba1	1,252,420
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A	Baa3	1,534,682
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	815,406
	Energy Transfer LP
420,000	6.750% to 02/15/36 then USD 5 Year Tsy + 2.475%, 02/15/56, Series B	Baa3	419,185
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,414,216
1,090,000	Phillips 66 Company, 6.200% to 03/15/36 then USD 5 Year Tsy + 2.166%, 03/15/56, Series B	Baa2	1,083,700
505,000	South Bow Canadian Infrastructure Holdings Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55	Ba1	526,337
410,000	Sunoco, L.P., 7.875% to 09/18/30 then USD 5 Year Tsy + 4.230%, Series A(1)(2)	Ba3	418,763
1,350,000	Transcanada Trust, 5.875% to 08/15/26 then 3-Month USD LIBOR + 4.640%, 08/15/76, Series 2016-A	Ba1	1,352,079
			8,816,788
	COMMUNICATIONS – 1.3%
740,000	Bell Canada, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.363%, 09/15/55, Series B	Baa3	757,050
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,270,650
560,000	Rogers Communications, Inc., 7.125% to 04/15/35 then USD 5 Year Tsy + 2.620%, 04/15/55	Ba1	572,628
390,000	TELUS Corporation, 7.000% to 10/15/35 then USD 5 Year Tsy + 2.709%, 10/15/55, Series B	Baa3	398,308
			2,998,636
	REITS – 1.9%
26,000	Adamas Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	610,480
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,485,860
10,859	6.375%, Series D(2)	NR(4)	180,694
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,510,168
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	364,173
			4,151,375
	MISCELLANEOUS – 1.9%
700,000	FMC Corporation, 8.450% to 11/01/30 then USD 5 Year Tsy + 4.366%, 11/01/55	Ba2	451,497
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	642,250
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,078,860
			4,172,607
	TOTAL PREFERRED SECURITIES (Cost $162,966,158)		158,312,337

	CONTINGENT CAPITAL SECURITIES – 23.4%
	BANKS – 23.4%
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba1	2,596,358
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba1	1,081,141

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	$715,075
610,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	610,258
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	641,791
915,000	8.750% to 05/20/35 then USD 10 Year Tsy + 4.299%(1)(2)	Ba2	953,876
	Banco Santander SA
5,600,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	5,541,769
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2)	Ba1	843,966
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298%(1)(2)	Ba1	461,901
	Bank of Montreal
525,000	6.875% to 11/26/30 then USD 5 Year Tsy + 2.976%, 11/26/85, Series 6	Baa3	526,141
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5	Baa3	363,406
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	688,499
	Bank of Nova Scotia
570,000	6.875% to 10/27/35 then USD 5 Year Tsy + 2.734%, 10/27/85, Series 7	Baa3	562,553
588,000	7.350% to 04/27/30 then USD 5 Year Tsy + 2.903%, 04/27/85, Series 6	Baa3	594,150
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,040,000
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	379,538
610,000	7.625% to 09/15/35 then SOFR 5 Year Swap + 3.686%(2)	Ba1	618,969
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	393,590
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	594,761
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	589,696
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	378,701
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2)	Ba1	722,269
1,600,000	7.450% to 06/27/35 then USD 5 Year Tsy + 3.134%, Series 1(1)(2)	Ba1	1,611,891
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	789,817
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	2,949,507
550,000	Canadian Imperial Bank of Commerce 6.950% to 01/28/30 then USD 5 Year Tsy + 2.833%, 1/28/85, Series 5	Baa3	549,243
465,000	Credit Agricole SA, 7.125% to 09/23/35 then SOFR 5 Year Swap + 3.584%(1)(2)	Baa3	469,702
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,366,864
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	849,769
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2)	Baa3	541,568
675,000	7.000% to 03/24/36 then USD 5 Year Tsy + 2.798%(2)	Baa3	668,964
465,000	7.050% to 12/05/30 then USD 5 Year Tsy + 2.987%(2)	Baa3	468,401
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,099,054
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,464,977
	Lloyds Banking Group PLC
485,000	6.625% to 09/27/35 then USD 5 Year Tsy + 2.681%(2)	Baa3	463,250
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,437,325
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	313,810
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	216,597

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Royal Bank of Canada
1,100,000	6.350% to 11/24/34 then USD 5 Year Tsy + 2.257%, 11/24/84, Series 5	Baa2	$1,051,002
635,000	6.500% to 11/24/35 then USD 5 Year Tsy + 2.462%, 11/24/85, Series 7	Baa2	614,181
420,000	6.750% to 08/24/30 then USD 5 Year Tsy + 2.815%, 08/24/85, Series 6	Baa2	421,824
664,000	7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	680,496
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	897,444
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	844,151
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	249,198
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2)	Ba2	1,818,315
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	732,290
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	367,242
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,954,173
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84, Series 4	Baa2	352,098
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	531,635
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BBB-(3)	792,616
560,000	7.000% to 07/08/36 then SOFR 5 Year Swap + 3.321%(1)(2)	Baa3	544,101

	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $51,760,067)		52,009,913

	CORPORATE DEBT SECURITIES – 1.3%
	BANKS – 0.7%
13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	357,144
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	574,067
500,000	Zions Bancorp NA 6.816% then 3-Month CME Term SOFR + 2.830%, 11/19/35	BBB(3)	514,129
			1,445,340
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	455,883

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa1	230,889
36,585	6.750%, 06/15/57	Caa1	695,114
			926,003
	TOTAL CORPORATE DEBT SECURITIES (Cost $3,087,952)		2,827,226

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	SHORT-TERM INVESTMENTS – 1.7%
	MONEY MARKET FUND – 1.7%
3,754,610	Fidelity Investments Money Market Treasury Portfolio – Class I, 3.30%(8)		$3,754,610
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,754,610)		3,754,610

	TOTAL INVESTMENTS – 97.8% (Cost $221,568,787)		$216,904,086
	Other Assets In Excess Of Liabilities – 2.2%		4,801,536
	TOTAL NET ASSETS – 100.0%		$221,705,622

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At March 31, 2026, the total value of these securities is $52,194,938, representing 23.5% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating, unaudited.
(7)	The interest rate shown reflects the rate in effect as of March 31, 2026.
(8)	The rate is the annualized seven-day yield as of March 31, 2026.

CME – Chicago Mercantile Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, the ICE Benchmark Administration, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2026 (unaudited)

Summary by Country	Value	% of Net Assets
Bermuda	$3,311,364	1.5%
Canada	19,618,851	8.9
France	11,463,286	5.2
Ireland	1,322,204	0.6
Mexico	3,510,696	1.6
Netherlands	2,464,977	1.1
Spain	10,525,135	4.7
Switzerland	1,868,350	0.8
United Kingdom	14,733,876	6.6
United States	148,085,347	66.8
Total Investments	216,904,086	97.8
Other Assets in Excess of Liabilities	4,801,536	2.2
Net Assets	$221,705,622	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2026. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$36,858,690	$27,868,202	$—	$64,726,892
Financial Services	893,025	5,721,186	—	6,614,211
Insurance	11,563,660	28,657,978	—	40,221,638
Utilities	5,375,289	21,234,901	—	26,610,190
Energy	—	8,816,788	—	8,816,788
Communications	—	2,998,636	—	2,998,636
Miscellaneous	—	4,172,607	—	4,172,607
REITS	4,151,375	—	—	4,151,375
Contingent Capital Securities
Banks	—	52,009,913	—	52,009,913
Corporate Debt Securities
Banks	357,144	1,088,196	—	1,445,340
Communications	926,003	—	—	926,003
Insurance	—	455,883	—	455,883
Short-Term Investments
Money Market Fund	3,754,610	—	—	3,754,610
Total Investments in Securities	$63,879,796	$153,024,290	$—	$216,904,086

During the six months ended March 31, 2026, there were no transfers into or out of any Levels.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statement of Assets and Liabilities
As of March 31, 2026 (unaudited)

Assets:
Investments, at value (cost $221,568,787)	$216,904,086
Receivables:
Fund shares sold	37,858
Interest	1,724,276
Dividends	256,542
Investments sold	3,313,503
Prepaid expenses	74,415
Total assets	222,310,680

Liabilities:
Payables:
Capital shares redeemed	296,113
Management fees, net (see note 3)	143,486
Transfer agency fees and expenses	70,148
Accounting and administration fees	23,586
Distribution fees	14,765
Custody fees	12,498
Professional fees	415
Accrued other expenses	44,047
Total liabilities	605,058

Net assets	$221,705,622

Composition of net assets:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$244,163,944
Total distributable earnings (deficit)	(22,458,322)
Net assets	$221,705,622

Net assets:
Class I	$181,496,690
Class A	30,988,470
Class C	9,220,462
Shares outstanding:
Class I	10,820,760
Class A	1,838,041
Class C	543,527
Net asset value per share:
Class I	$16.77
Class A	16.86
Maximum offering price per share(1)	17.65
Class C	16.96

(1)	Includes a sales charge of 4.50%

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statement of Operations
For the Six Months Ended March 31, 2026 (unaudited)

Investment income:
Interest income	$5,123,278
Dividend income	2,188,281
Total investment income	7,311,559

Expenses:
Management fees (see note 3)	846,808
Transfer agent fees and expenses	146,963
Professional fees	86,141
Accounting and administration fees	79,033
Distribution fees Class C (see note 4)	48,659
Registration fees	40,861
Distribution fees Class A (see note 4)	40,480
Trustee fees (see note 10)	33,393
Chief financial officer fees (see note 10)	30,046
Chief compliance officer fees (see note 10)	20,078
Shareholder reporting fees	19,521
Interest expense	19,270
Custody fees	16,371
Insurance expense	14,809
Other expenses	7,376
Total expenses	1,449,809
Net investment income	5,861,750

Net realized and unrealized gain (loss):
Net realized gain on:
Investments	12,748
Net change in unrealized depreciation on:
Investments	(5,028,362)
Net realized and unrealized loss	(5,015,614)
Net increase in net assets resulting from operations	$846,136

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase in net assets resulting from operations:
Net investment income	$5,861,750	$11,798,381
Net realized gain	12,748	45,483
Net change in unrealized appreciation/(depreciation)	(5,028,362)	3,064,299
Net increase in net assets resulting from operations	846,136	14,908,163

Distributions to shareholders:
Class I	(4,860,541)	(9,948,948)
Class A	(804,943)	(1,624,729)
Class C	(204,286)	(499,428)
Total distributions to shareholders	(5,869,770)	(12,073,105)

Capital transactions:
Proceeds from shares sold:
Class I	23,080,576	55,278,720
Class A	3,830,817	6,754,714
Class C	131,238	428,608
Reinvestment of distributions:
Class I	4,324,800	7,937,800
Class A	774,379	1,514,328
Class C	170,309	420,088
Cost of shares redeemed:
Class I	(21,391,270)	(91,496,859)
Class A	(5,252,420)	(8,679,671)
Class C	(992,054)	(5,183,365)
Net increase (decrease) in net assets from capital transactions	4,676,375	(33,025,637)
Total (decrease) in net assets	(347,259)	(30,190,579)

Net assets:
Beginning of year/period	222,052,881	252,243,460
End of year/period	$221,705,622	$222,052,881

Capital share transactions:
Shares sold:
Class I	1,344,467	3,267,035
Class A	222,071	400,254
Class C	7,560	25,358
Shares reinvested:
Class I	253,712	471,489
Class A	45,202	89,465
Class C	9,883	24,682
Shares redeemed:
Class I	(1,246,130)	(5,474,067)
Class A	(304,883)	(513,656)
Class C	(57,179)	(305,282)
Net increase (decrease) from capital share transactions	274,703	(2,014,722)

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated.

	Net asset		Net realized and		Distributions to shareholders	Distributions to		Net asset		Ratios to average net assets(1)					Net assets, end of
Period Ended March 31,	value beginning of period	Net investment income(2)	unrealized gain (loss)	Total from investment operations	from net investment income	shareholders from net realized gain	Total distributions	value end of period	Total return(3),(4)	Gross expenses	Net expenses		Net investment income		period (in thousands)	Portfolio turnover rate(4)
Class I
2026(7)	$17.16	$0.45	$(0.38)	$0.07	$(0.45)	$—	$(0.45)	$16.77	0.35%	1.20%	1.20%		5.27%		$181,497	8%
2025	16.86	0.87	0.33	1.20	(0.90)	—	(0.90)	17.16	7.34	1.20	1.21	(5)	5.15		179,595	16
2024	14.99	0.85	1.87	2.72	(0.85)	—	(0.85)	16.86	18.57	1.26	1.25	(6)	5.31	(6)	205,776	17
2023	15.60	0.82	(0.58)	0.24	(0.85)	—	(0.85)	14.99	1.53	1.24	1.24		5.31		156,961	12
2022	19.03	0.78	(3.42)	(2.64)	(0.79)	—	(0.79)	15.60	(14.19)	1.20	1.20		4.43		175,230	12
2021	17.87	0.79	1.14	1.93	(0.77)	—	(0.77)	19.03	10.92	1.14	1.14		4.20		255,392	15
Class A
2026(7)	17.24	0.43	(0.38)	0.05	(0.43)	—	(0.43)	16.86	0.28	1.45	1.45		5.02		30,988	8
2025	16.94	0.83	0.33	1.16	(0.86)	—	(0.86)	17.24	7.04	1.45	1.46	(5)	4.91		32,340	16
2024	15.06	0.81	1.88	2.69	(0.81)	—	(0.81)	16.94	18.26	1.51	1.50	(6)	5.06	(6)	32,182	17
2023	15.67	0.79	(0.59)	0.20	(0.81)	—	(0.81)	15.06	1.28	1.49	1.49		5.06		25,709	12
2022	19.11	0.74	(3.43)	(2.69)	(0.75)	—	(0.75)	15.67	(14.40)	1.45	1.45		4.21		27,277	12
2021	17.94	0.75	1.14	1.89	(0.72)	—	(0.72)	19.11	10.66	1.39	1.39		3.96		33,941	15
Class C
2026(7)	17.35	0.37	(0.38)	(0.01)	(0.37)	—	(0.37)	16.96	(0.15)	2.21	2.21		4.25		9,220	8
2025	17.04	0.70	0.34	1.04	(0.73)	—	(0.73)	17.35	6.24	2.20	2.22	(5)	4.13		10,118	16
2024	15.14	0.69	1.89	2.58	(0.68)	—	(0.68)	17.04	17.40	2.26	2.25	(6)	4.31	(6)	14,286	17
2023	15.74	0.67	(0.58)	0.09	(0.69)	—	(0.69)	15.14	0.57	2.24	2.24		4.29		18,676	12
2022	19.20	0.61	(3.46)	(2.85)	(0.61)	—	(0.61)	15.74	(15.08)	2.20	2.20		3.46		25,158	12
2021	18.02	0.61	1.15	1.76	(0.58)	—	(0.58)	19.20	9.85	2.14	2.14		3.21		31,966	15

(1)	Annualized for periods less than one year.
(2)	Based on average shares outstanding during the period.
(3)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(4)	Not annualized for periods less than one year.
(5)	Inclusive of Adviser’s recapture of waived/reimbursed fees from prior periods.
(6)	The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see note 3).
(7)	For the six months ended March 31, 2026 (Unaudited).

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements
March 31, 2026 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Trust consists of the Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”), which commenced operations on April 12, 2011. The Fund’s investment objective is to seek total return with an emphasis on high current income. The Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. The Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets. The Fund has retained Flaherty & Crumrine Incorporated (“Flaherty” or the “Sub-Adviser”) to serve as its investment sub-adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company under U.S. GAAP and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

The Board of Trustees of the Trust (the “Board”) has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investment for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated DFC Preferred Advisors LLC (the “Adviser”), the investment adviser to the Fund, as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of the Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

ASC 820 defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by the valuation designee. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs as outlined in the Valuation Procedures.

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value (“NAV”), the Fund values these securities at fair value as determined in accordance with the Valuation Procedures. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. The Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Fund intends to pay substantially all of its net investment income to shareholders monthly. In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

(h) Segment Reporting

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

(i) Accounting Pronouncement

The Fund adopted the FASB Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

Subject to the oversight of the Board, the Adviser is responsible for managing the investment and reinvestment of the assets of the Fund in accordance with the Fund’s investment objectives, policies and limitations, and for providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Fund paid management fees totaling $846,808 to the Adviser for the six months ended March 31, 2026.

The Trust and Adviser have entered into an amended and restated expense limitation agreement where the Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Fund’s average daily net assets attributable to Class A Shares, Class C Shares, and Class I Shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until October 9, 2035, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the six months ended March 31, 2026, the Adviser did not waive or recoup expenses.

Sub-Advisory Agreement

Flaherty serves as the investment sub-adviser to the Fund. The Adviser has agreed to pay from its own assets an annualized sub-advisory fee, monthly, to Flaherty in an amount equal to one half of the net management fees collected by the Adviser, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Fund.

Other Service Providers

During the six months ended March 31, 2026, Ultimus Fund Solutions, LLC served as the Fund’s administrator, accountant, and transfer agent. UMB Bank, N.A., (“UMB Bank”), serves as the Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Fund’s Class A Shares and Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A Shares and up to 1.00% of the average daily net assets of the Fund’s C Shares. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Fund is authorized to make payments to Destra Capital Investments, LLC, the Fund’s distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

5. FEDERAL TAX INFORMATION

The Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then).

The Fund had no examinations in progress during the six months ended March 31, 2026. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the six months ended March 31, 2026. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At March 31, 2026, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$220,830,884
Gross unrealized appreciation	2,580,877
Gross unrealized depreciation	(6,507,675)
Net unrealized appreciation (depreciation)	$(3,926,798)

As of September 30, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Undistributed ordinary income	$289,497
Undistributed long-term capital gains	—
Tax distributable earnings	—
Accumulated capital and other losses	(18,825,749)
Temporary book and tax differences	—
Unrealized appreciation (depreciation) on investments	1,101,564
Total distributable earnings	$(17,434,688)

The tax character of distributions paid during the years ended September 30, 2025 and 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$12,073,105	$11,130,966
Net long-term capital gains	—	—
Total distributions paid	$12,073,105	$11,130,966

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to tax adjustments for contingent capital securities, real estate investment trusts, and trust preferred securities.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

At September 30, 2025, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	$1,981,288
Long-term	16,844,461
Total	$18,825,749

To the extent that the Fund may realize future net capital gains, those gains will be offset by any unused non-expiring capital loss carryforwards. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

Purchases	Sales
$23,475,344	$18,255,318

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Fund’s Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Fund’s Prospectus. For the six months ended March 31, 2026, the total CDSC received by affiliates in the Fund amounted to $0.

For the six months ended March 31, 2026, various broker dealers received $35,030 of sales charges from Shares sold of the Fund. Sales charges from Shares sold of the Fund received by affiliates amounted to $4,383.

8. REVERSE REPURCHASE FACILITY

The Fund is party to a Master Repurchase Agreement (the “MRA”) with UMB Bank, which provides that UMB Bank may from time to time, purchase certain assets from the Fund and the Fund agrees to repurchase such assets back pursuant to the MRA. Additionally, the Fund and UMB Bank have entered into a related Committed Repurchase Agreement (the “CRA” and together with the MRA, the “Agreements”), effective on December 5, 2024, and effective for one-year rolling terms. The MRA gives the Fund the right to demand that UMB Bank enter into certain repurchase transactions during the then-effective term of the CRA, pursuant to the terms of the Agreements. During the six months ended March 31, 2026, there were no such transactions consummated under the Agreements.

9. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund. Different risks may be more significant at different times depending on market conditions.

Active Management Risk — The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected return.

Concentration Risk — The Fund intends to invest 25% or more of its total assets in securities of financial services companies. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of industry. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies. For more information, see “Financial Services Companies Risk” below.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

Contingent Capital Securities Risk — Contingent capital securities (also known as contingent convertible securities and sometimes referred to as “CoCos”) are a form of hybrid, income-producing debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. These triggers are generally linked to regulatory capital thresholds or other regulatory actions. CoCos may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy proceeding. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. “junk” bonds) and, to the extent a CoCo held by the Fund undergoes a write-down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a corresponding decline in value of other CoCo issuers. Investments in CoCos may also lead to an increased sector concentration risk as such securities may be issued by a limited number of financial institutions (for more information, see “Concentration Risk” above). Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer — even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities, and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

Convertible Securities Risk — Convertible securities are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk — Credit risk is the risk that an issuer of a debt security will be unable or unwilling to make dividend, interest or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk may be heightened for the Fund because the Fund may invest in “high-yield,” “high-risk,” or “junk” securities; such securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Currency Risk — Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s NAV, the value of dividends and income earned, and gains and losses realized on the sale of securities. Generally, when the U.S. dollar rises in value against a non-U.S. currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a non-U.S. currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors holding securities denominated in non-U.S. currencies while a weak U.S. dollar will increase those returns.

Cybersecurity Risk — As the use of internet technology has become more prevalent in the course of business, the Fund and its service providers have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence, could increase the effectiveness of cyberattacks and exacerbate the risks.

Financial Services Companies Risk — Financial services companies are especially susceptible to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change, as existing distinctions between financial segments become

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

less clear. Such changes have resulted from various consolidations as well as the continual development of new products, structures and a changing regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund. Insurance companies may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by events such as man-made and natural disasters (including weather catastrophe and terrorism). Life and health insurer profits may be affected by mortality risks and morbidity rates. Individual insurance companies may be subject to material risks including inadequate reserve funds to pay claims and the inability to collect from the insurance companies which insure insurance companies, so-called reinsurance carriers.

Foreign Custody Risk — The Fund may hold foreign securities with foreign banks, agents and securities depositories appointed by the Fund’s custodian (each, a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

General Fund Investing Risks — The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

High-Yield Securities Risk — High-yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. In general, high-yield securities may have a greater risk of default than other types of securities and thus, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

Income Risk — The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk — Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. If interest rates rise - in particular, if long-term interest rates rise - the prices of fixed-rate securities held by the Fund will fall. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Sub-Adviser.

Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Liquidity Risk — This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid investments. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by its shareholders.

Market Risk — Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

Non-Investment-Grade Securities Risk — Non-investment-grade securities are not rated within the four highest categories by certain ratings agencies. To the extent that such securities are rated lower than investment-grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.

Non-U.S. Investments Risk — The Fund invests its assets in income producing and preferred non-U.S. instruments. Thus, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in non-U.S. markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a non-U.S. country. In addition, non-U.S. investments may be affected by geopolitical tensions, sanctions, or market disruptions, including those arising from conflicts, trade disputes, or regulatory changes.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Reverse repurchase agreements may be considered borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities. Reverse repurchase agreements may be classified as derivatives. The Fund is not subject to the full requirements of Rule 18f-4 under the 1940 Act as a “limited derivatives user,” as defined in Rule 18f-4, and maintains a maximum derivatives exposure of 10% of its net assets. In accordance with Rule 18f-4, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions are subject to the Fund’s fundamental policy regarding borrowings. The use of derivatives generally is also subject to the operational risks including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risks including the risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

SOFR Risk — Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from London Interbank Offered Rates (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2026 (unaudited)

10. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Trust, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund), paid each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Effective January 1, 2026, each Independent Trustee’s retainer was increased to $48,750 and the Chairman of the Board’s retainer was increased to $57,500. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each Fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust, Adviser or Sub-Adviser. Certain officers are officers of Destra.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Trust. PINE receives an annual base fee for the services provided to the Trust. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund in the Destra Fund Complex pays a portion of these fees on a pro-rata basis according to each Fund’s average net assets. Chief financial officer and chief compliance officer fees paid by the Trust for the six months ended March 31, 2026, are disclosed in the Statement of Operations.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On April 29, 2026, the Fund paid a distribution of $0.0899 per Class A Share, $0.0937 per Class I Share and $0.0786 per Class C Share to shareholders of record on April 28, 2026.

Destra Flaherty & Crumrine Preferred and Income Fund
Additional Information
March 31, 2026 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2025, the Fund had 48.00% of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2025, the Fund had 81.94%, of dividends paid from net investment income designated as qualified dividend income.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

A special meeting of shareholders of the Fund was held on October 9, 2025. Shareholders voted on the following proposals:

Proposal 1: Approval of a New Investment Sub-Advisory Agreement

For: 5,754,264

Against: 27,764

Abstain: 573,629

Proposal 2: Approval of a New Investment Advisory Agreement

For: 5,757,540

Against: 33,149

Abstain: 564,971

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included in Item 7, as part of the financial statements.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2(a) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra Investment Trust

By		(Signature and Title)
/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	06/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By		(Signature and Title)
/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	06/08/2026

By		(Signature and Title)
/s/ Derek Mullins
Derek Mullins, Treasurer/Principal Financial Officer

Date	06/08/2026